Costs - Detailed Information of Inventory Costs (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 ARS ($)
Disclosure of details of inventory costs [abstract]
Reclassification of inventory	$ 142
Reclassifications in inventories at beginning of fiscal year	12